Income Taxes - Summary of Effective Tax Rate of the Company's Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.K. Statutory Rate					$ (15,145)	$ (9,602)
Foreign income tax					308	96
Research & Development credit					(628)	(1,086)
Stock-based compensation					1,293	758
Permanent differences					3,325	(681)
Change in valuation allowance					7,480	2,636
Losses not benefited					3,999	8,169
Others, net					(63)	21
Total	$ 110	$ 80	$ 210	$ 220	$ 569	$ 311
U.K. Statutory Rate					19.00%	19.00%
Foreign income tax					(0.40%)	(0.20%)
Research & Development credit					0.80%	2.10%
Stock-based compensation					(1.60%)	(1.50%)
Permanent differences					(4.20%)	1.30%
Change in valuation allowance					(9.40%)	(5.20%)
Losses not benefited					(5.00%)	(16.10%)
Others, net					0.10%	0.00%
Total			1.00%		(0.70%)	(0.60%)